FINANCIAL RISK MANAGEMENT - Schedule of Concentration of Exposure (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 454,899	£ 448,567
Total loans and advances to customers before allowance for impairment losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	459,417	452,387
Allowance for credit losses
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	4,518	3,820
Agriculture, forestry and fishing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	7,447	7,729
Energy and water supply
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	2,552	1,978
Manufacturing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	3,619	4,110
Construction
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	4,066	4,440
Transport, distribution and hotels
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	13,170	13,463
Postal and telecommunications
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	2,526	2,109
Property companies
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	21,499	23,923
Financial, business and other services
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	37,666	33,533
Mortgages
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	323,923	319,655
Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	26,154	24,604
Lease financing
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	766	982
Hire purchase
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Loans and advances to customers	£ 16,029	£ 15,861
Loans and advances to customers exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Percentage of exposure (in percent)	71.00%
Financial, business and other services exposure
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Concentration of Exposure [Line Items]
Percentage of exposure (in percent)	8.00%